Going Concern and Management's Liquidity Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern and Management's Liquidity Plan

Note 2 – Going Concern and Management’s Liquidity Plan

The accompanying unaudited condensed financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The unaudited condensed financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern for the next twelve months from the filing of this Form 10-Q. The Company incurred a net loss of $4,761,483 and $5,334,644 for the nine months ended September 30, 2020 and 2019, respectively, and had an accumulated deficit of $60,949,408 at September 30, 2020. Cash used in operating activities was $5,063,516 and $4,273,179 for the nine months ended September 30, 2020 and 2019, respectively. The aforementioned factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the issuance date of the financial statements.

The Company expects to continue incurring losses for the foreseeable future and recognizes the need to raise additional capital to sustain its operations, pursue its product development initiatives and penetrate markets for the sale of its products. Toward that end, the Company has completed five separate equity sales in 2020 through the filing date of this report raising aggregate net proceeds of approximately $12,200,000 (see Notes 10 and 11). As of September 30, 2020, the Company had cash balances of $5,629,003 and working capital of $4,062,232. Management believes the proceeds from these transactions should provide sufficient cash to sustain the Company’s operations at least one year after the issuance date of these financial statements.

If necessary, after one year, management believes that the Company could have access to additional capital resources through possible public or private equity offerings, debt financings, corporate collaborations or other means. However, there is a material risk that the Company will be unable to raise additional capital or obtain new financing when needed on commercially acceptable terms, if at all, or if it will be successful in implementing its business plan and developing its medical devices. Further, the COVID-19 pandemic has disrupted the global economy and eroded capital markets which makes it more difficult to obtain the financing that we need to fund and continue our operations. The inability of the Company to raise needed capital would have a material adverse effect on the Company’s business, financial condition and results of operations, and ultimately the Company could be forced to curtail or discontinue its operations, liquidate and/or seek reorganization in bankruptcy. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 2 – Going Concern and Management’s Liquidity Plan

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern for the next twelve months from the filing of this Form 10-K. The Company incurred a net loss of $7,625,397 during the year ended December 31, 2019 and had an accumulated deficit of $56,187,925 as of December 31, 2019. Cash used in operating activities was $5,896,400 for the year ended December 31, 2019. The aforementioned factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the issuance date of the financial statements.

As of December 31, 2019, the Company had a cash balance of $1,307,231 and working capital deficiency of $452,434.

The Company expects to continue incurring losses for the foreseeable future and will need to raise additional capital to sustain its operations, pursue its product development initiatives and penetrate markets for the sale of its products.

Management believes that the Company could have access to capital resources through possible public or private equity offerings, debt financings, corporate collaborations or other means. However, there is a material risk that the Company will be unable to raise additional capital or obtain new financing when needed on commercially acceptable terms, if at all. The inability of the Company to raise needed capital would have a material adverse effect on the Company’s business, financial condition and results of operations, and ultimately the Company could be forced to curtail or discontinue its operations, liquidate and/or seek reorganization in bankruptcy. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.